Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q3PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Templeton Emerging Markets Small Cap Fund 5
Notes to Schedules of Investments 9

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Templeton SMACS: Series EM
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 101.3%
Brazil 2.3%
a
Hypera SA ..................... Pharmaceuticals 1,014 $ 5,243
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 6,292 10,725
TOTVS SA ..................... Software 1,079 5,902
21,870
Cambodia 0.5%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,440 4,321
China 12.7%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 2,601 5,294
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 10,709 8,452
b
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 7,989 10,143
China Merchants Bank Co. Ltd. , A .... Banks 100 473
China Merchants Bank Co. Ltd. , H .... Banks 6,409 28,717
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 21,612 3,882
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,558 5,933
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 5,063 2,469
Guangzhou Tinci Materials Technology
Co. Ltd. , A .................... Chemicals 2,860 7,713
Haier Smart Home Co. Ltd. , D ....... Household Durables 6,074 10,422
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 4,317 5,631
a,b
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 1,244 8,883
Ping An Bank Co. Ltd. , A ........... Banks 5,063 7,761
Uni-President China Holdings Ltd. .... Food Products 18,484 16,214
121,987
Hungary 2.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 763 19,335
India 11.2%
ACC Ltd. ....................... Construction Materials 416 12,704
Bajaj Holdings & Investment Ltd. ..... Financial Services 150 14,302
Federal Bank Ltd. ................ Banks 7,399 14,401
HDFC Bank Ltd. ................. Banks 2,497 45,873
Natco Pharma Ltd. ............... Pharmaceuticals 187 2,244
a
One 97 Communications Ltd. ....... Financial Services 1,924 8,317
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 5,550 11,945
109,786
Indonesia 0.9%
Astra International Tbk. PT ......... Industrial Conglomerates 30,783 8,142
Italy 0.9%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 301 8,878
Mexico 0.3%
a,b
Nemak SAB de CV , 144A , Reg S .... Automobile Components 15,599 3,034
Philippines 0.9%
BDO Unibank, Inc. ............... Banks 3,907 8,670
South Africa 2.7%
Discovery Ltd. ................... Insurance 2,526 14,754

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Africa (continued)
Netcare Ltd. .................... Health Care Providers & Services 18,976 $ 11,437
26,191
South Korea 35.7%
Doosan Bobcat, Inc. .............. Machinery 515 21,562
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 327 9,340
Hankook Tire & Technology Co. Ltd. .. Automobile Components 103 3,268
LG Corp. ....................... Industrial Conglomerates 581 34,229
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 119 5,525
NAVER Corp. ................... Interactive Media & Services 372 46,111
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,907 101,166
Samsung Life Insurance Co. Ltd. ..... Insurance 799 48,882
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 101 27,629
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 239 32,973
Soulbrain Co. Ltd. ................ Chemicals 61 14,614
345,299
Taiwan 24.9%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 7,621 40,482
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,246 47,593
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,503 140,560
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 632 12,941
241,576
Thailand 4.8%
Kasikornbank PCL ............... Banks 6,565 23,388
Minor International PCL ............ Hotels, Restaurants & Leisure 12,735 10,654
a
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 5,855
Thai Beverage PCL ............... Beverages 18,151 6,665
46,562
United Arab Emirates 1.5%
Emirates Central Cooling Systems Corp. Water Utilities 21,605 9,000
a
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 14,094 5,871
14,871
Total Common Stocks (Cost $ 1,003,357 ) .......................................
980,522
Rights
a a
Rights 0.0%
†
Brazil 0.0%
†
a
Oncoclinicas do Brasil Servicos Medicos
SA , 6/26/24 ................... Health Care Providers & Services 1,428 8
Total Rights (Cost $ – ) ........................................................

Total Long Term Investments (Cost $ 1,003,357 ) .................................
980,530

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
Short Term Investments 3.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.0%
United States 3.0%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio , 5.006% ......... 28,838 $ 28,838
Total Money Market Funds (Cost $ 28,838 ) ......................................
28,838
a a a a a
Total Short Term Investments (Cost $ 28,838 ) ...................................
28,838
a a a
Total Investments (Cost $ 1,032,195 ) 104.3% ....................................
$1,009,368
Other Assets, less Liabilities (4.3) % ...........................................
(41,279)
Net Assets 100.0% ...........................................................
$968,089
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $33,407, representing 3.5% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2024
Templeton Emerging Markets Small Cap Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 98.0%
Brazil 2.4%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 372,378 $ 3,503,399
a
Grupo Mateus SA ................ Consumer Staples Distribution & Retail 2,247,901 3,330,699
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 767,873 1,308,854
8,142,952
Cambodia 0.6%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 3,946,104 2,020,195
Chile 0.4%
Aguas Andinas SA , A ............. Water Utilities 4,267,311 1,264,340
China 5.8%
Asia Cement China Holdings Corp. ... Construction Materials 1,364,069 573,788
Chervon Holdings Ltd. ............. Household Durables 647,586 1,987,387
b
China Education Group Holdings Ltd. ,
Reg S ....................... Diversified Consumer Services 2,764,988 1,799,672
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 150,350 3,385,882
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,202,619 2,872,853
Huaxin Cement Co. Ltd. , H ......... Construction Materials 1,117,830 1,147,797
b
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 2,681,372
a
Longshine Technology Group Co. Ltd. , A Software 476,889 707,845
Noah Holdings Ltd. , ADR .......... Capital Markets 148,038 1,527,752
Uni-President China Holdings Ltd. .... Food Products 3,645,351 3,197,697
19,882,045
Georgia 0.8%
a
Georgia Capital plc ............... Capital Markets 224,199 2,714,545
Greece 0.6%
a
Piraeus Financial Holdings SA ....... Banks 553,544 2,174,726
Hong Kong 1.5%
Luk Fook Holdings International Ltd. .. Specialty Retail 564,051 1,384,789
Pacific Basin Shipping Ltd. ......... Marine Transportation 10,525,523 3,705,394
5,090,183
Hungary 2.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 291,872 7,396,367
India 29.9%
a
Affle India Ltd. ................... Media 381,059 5,203,101
Ajanta Pharma Ltd. ............... Pharmaceuticals 123,800 3,459,579
b
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 165,807 724,767
Bajaj Holdings & Investment Ltd. ..... Financial Services 209,557 19,981,082
City Union Bank Ltd. .............. Banks 2,634,434 4,522,166
Coforge Ltd. .................... IT Services 66,622 3,984,406
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 311,456 1,464,248
Dalmia Bharat Ltd. ............... Construction Materials 304,167 6,481,173
EPL Ltd. ....................... Containers & Packaging 896,215 1,960,862
a,b
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 346,989 3,813,011
Federal Bank Ltd. ................ Banks 5,231,639 10,182,929
a
Honasa Consumer Ltd. ............ Personal Care Products 848,333 4,489,688
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 84,947 6,421,144
a
Max Financial Services Ltd. ......... Insurance 440,080 4,847,147
a
One 97 Communications Ltd. ....... Financial Services 130,995 566,220
a
PB Fintech Ltd. .................. Insurance 456,670 7,080,322
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 1,896,792 4,517,282

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 2,002,427 $ 2,457,004
Tata Consumer Products Ltd. ....... Food Products 152,381 1,938,703
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 3,483,559 7,497,337
101,592,171
Indonesia 1.1%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 3,591,420
Italy 2.3%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 270,010 7,964,054
Kazakhstan 1.1%
b
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 213,908 3,828,953
Mexico 1.7%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 5,207,319
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 523,459
5,730,778
Peru 1.0%
Intercorp Financial Services, Inc. ..... Banks 136,058 3,274,916
Philippines 5.6%
a
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 19,513,000 3,530,559
Century Pacific Food, Inc. .......... Food Products 7,174,166 4,588,814
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 1,850,915 10,792,397
18,911,770
Saudi Arabia 2.5%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 538,483 4,468,837
Mouwasat Medical Services Co. ..... Health Care Providers & Services 137,726 3,929,049
8,397,886
South Africa 0.9%
Netcare Ltd. .................... Health Care Providers & Services 4,874,221 2,937,813
South Korea 8.2%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 203,965 5,825,612
a
Hugel, Inc. ..................... Biotechnology 45,732 6,325,450
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 28,603 5,550,144
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 55,258 2,857,142
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 219,215 1,379,488
Soulbrain Co. Ltd. ................ Chemicals 18,300 4,384,141
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 81,147 1,658,687
27,980,664
Taiwan 14.9%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 200,590 3,002,081
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,124,850 3,290,161
Merida Industry Co. Ltd. ........... Leisure Products 741,434 5,237,533
momo.com, Inc. ................. Broadline Retail 349,437 4,733,450
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 586,366 10,782,284
Poya International Co. Ltd. ......... Broadline Retail 413,414 6,466,055
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,016,762 3,172,042
Shin Zu Shing Co. Ltd. ............ Machinery 168,825 1,032,267

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 4,340,424 $ 11,285,243
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 366,128 1,600,426
50,601,542
Thailand 2.5%
Dynasty Ceramic PCL ............. Building Products 25,815,997 1,401,900
Major Cineplex Group PCL ......... Entertainment 6,519,860 2,284,801
Tisco Financial Group PCL ......... Banks 1,852,072 4,919,236
8,605,937
United Arab Emirates 3.7%
Americana Restaurants International plc Hotels, Restaurants & Leisure 4,126,558 3,597,687
Burjeel Holdings plc .............. Health Care Providers & Services 3,008,432 2,252,434
Emirates Central Cooling Systems Corp. Water Utilities 4,786,580 1,993,865
a
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 5,684,491 2,367,893
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 2,201,018
12,412,897
Vietnam 8.3%
Asia Commercial Bank JSC ........ Banks 3,097,525 3,007,127
FPT Corp. ...................... IT Services 2,735,392 14,516,205
Military Commercial Joint Stock Bank . Banks 2,980,000 2,556,919
Mobile World Investment Corp. ...... Specialty Retail 3,248,849 8,153,268
28,233,519
Total Common Stocks (Cost $ 253,920,978 ) .....................................
332,749,673
a
Preferred Stocks 2.4%
Brazil 1.1%
d
Bradespar SA , 9.31% ............. Metals & Mining 978,972 3,579,729
Chile 1.3%
d
Embotelladora Andina SA , A , 6.71% .. Beverages 603,894 1,489,482
d
Embotelladora Andina SA , B , 5.91% .. Beverages 963,231 2,970,269
4,459,751
Total Preferred Stocks (Cost $ 9,524,704 ) .......................................
8,039,480
Rights
a a
Rights 0.0%
†
Brazil 0.0%
†
a
Oncoclinicas do Brasil Servicos Medicos
SA , 6/26/24 ................... Health Care Providers & Services 172,085 983
Total Rights (Cost $ – ) ........................................................
983
Total Long Term Investments (Cost $ 263,445,682 ) ...............................
340,790,136

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
Short Term Investments 0.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.5%
United States 0.5%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 5.006% ......... 1,620,991 $ 1,620,991
Total Money Market Funds (Cost $ 1,620,991 ) ...................................
1,620,991
a a a a a
Total Short Term Investments (Cost $ 1,620,991 ) .................................
1,620,991
a a a
Total Investments (Cost $ 265,066,673 ) 100.9% ..................................
$342,411,127
Other Assets, less Liabilities (0.9) % ...........................................
(2,823,221)
Net Assets 100.0% ...........................................................
$339,587,906
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $20,811,829, representing 6.1% of net assets.
c
A portion or all of the security is on loan at May 31, 2024.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2024, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 5.006% $33,791 $209,694 $(214,647) $— $— $28,838 28,838 $1,376
Total Affiliated Securities ... $33,791 $209,694 $(214,647) $— $— $28,838 $1,376
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 5.006% $13,955,515 $73,796,735 $(86,131,259) $— $— $1,620,991 1,620,991 $276,762
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 5.006% $— $5,447,935 $(5,447,935) $— $— $— — $28,093
Total Affiliated Securities ... $13,955,515 $79,244,670 $(91,579,194) $— $— $1,620,991 $304,855
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 21,870 $ — $ — $ 21,870
Cambodia ............................ — 4,321 — 4,321
China ............................... 32,267 89,720 — 121,987
Hungary ............................. 19,335 — — 19,335
India ................................ 8,317 101,469 — 109,786
Indonesia ............................ — 8,142 — 8,142
Italy ................................. — 8,878 — 8,878
Mexico .............................. 3,034 — — 3,034
Philippines ............................ 8,670 — — 8,670
South Africa ........................... 14,754 11,437 — 26,191
South Korea .......................... — 345,299 — 345,299
Taiwan ............................... — 241,576 — 241,576
Thailand ............................. — 46,562 — 46,562
United Arab Emirates .................... 14,871 — — 14,871
Rights ................................ 8 — — 8
Short Term Investments ................... 28,838 — — 28,838
Total Investments in Securities ........... $151,964 $857,404
a
$— $1,009,368
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ 8,142,952 — — 8,142,952
Cambodia ............................ — 2,020,195 — 2,020,195
Chile ................................ 1,264,340 — — 1,264,340
China ............................... 14,119,368 5,762,677 — 19,882,045
Georgia .............................. 2,714,545 — — 2,714,545
Greece .............................. — 2,174,726 — 2,174,726
Hong Kong ........................... — 5,090,183 — 5,090,183
Hungary ............................. 7,396,367 — — 7,396,367
India ................................ 6,987,364 94,604,807 — 101,592,171
Indonesia ............................ 3,591,420 — — 3,591,420
Italy ................................. — 7,964,054 — 7,964,054
Kazakhstan ........................... 3,828,953 — — 3,828,953
Mexico .............................. 5,730,778 — — 5,730,778
Peru ................................ 3,274,916 — — 3,274,916
Philippines ............................ 14,322,956 4,588,814 — 18,911,770
Saudi Arabia .......................... 3,929,049 4,468,837 — 8,397,886
South Africa ........................... — 2,937,813 — 2,937,813
South Korea .......................... — 27,980,664 — 27,980,664
Taiwan ............................... — 50,601,542 — 50,601,542
Thailand ............................. 1,401,900 7,204,037 — 8,605,937
United Arab Emirates .................... 12,412,897 — — 12,412,897
Vietnam .............................. — 28,233,519 — 28,233,519
4. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Preferred Stocks ........................ $ 8,039,480 $ — $ — $ 8,039,480
Rights ................................ 983 — — 983
Short Term Investments ................... 1,620,991 — — 1,620,991
Total Investments in Securities ........... $98,779,259 $243,631,868
b
$— $342,411,127
a
Includes foreign securities valued at $857,404, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $243,058,080, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.